Feb. 28, 2019
MainStay MacKay S&P 500 Index Fund (Prospectus Summary) | MainStay MacKay S&P 500 Index Fund
MainStay MacKay S&P 500 Index Fund

MAINSTAY GROUP OF FUNDS

Supplement dated February 28, 2019 (“Supplement”) to:

MainStay Equity Funds, MainStay Fixed Income and Mixed Asset Funds, and MainStay Asset Allocation Funds Prospectuses and Statement of Additional Information, each dated February 28, 2019

Capitalized terms and certain other terms used in this Supplement, unless otherwise defined in this Supplement, have the meanings assigned to them in the applicable Prospectus and Statement of Additional Information.

1.     Effective immediately, Class R6 shares are not currently offered for sale for the following Funds:

MainStay Epoch Capital Growth Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay Epoch International Choice Fund	MainStay MacKay Infrastructure Bond Fund
MainStay Epoch U.S. Small Cap Fund	MainStay MacKay International Opportunities Fund
MainStay Indexed Bond Fund	MainStay MacKay New York Tax Free Opportunities Fund
MainStay MacKay California Tax Free Opportunities Fund	MainStay MacKay S&P 500 Index Fund
MainStay MacKay Common Stock Fund	MainStay MacKay Short Duration High Yield Fund
MainStay MacKay Convertible Fund	MainStay MacKay Tax Free Bond Fund
MainStay MacKay Emerging Markets Debt Fund	MainStay MacKay U.S. Equity Opportunities Fund
MainStay MacKay Growth Fund	MainStay MAP Equity Fund

2.     Effective immediately, Class R1 and Class R2 shares are not currently offered for sale for the following Funds:

MainStay Conservative Allocation Fund	MainStay Moderate Allocation Fund
MainStay Growth Allocation Fund	MainStay Moderate Growth Allocation Fund

PLEASE RETAIN THIS SUPPLEMENT FOR YOUR FUTURE REFERENCE.